[ES Letterhead]

May 6, 2024

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Rule 497(j) Certification

Fortune V Separate Account of

Universal Life Insurance Company

(File Nos. 333-259232 and 811-23698)

Commissioners:

On behalf of the Fortune V Separate Account of Universal Life Insurance Company, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, we hereby certify that the form of the prospectus and statement of additional information dated May 2, 2024, that would have been filed pursuant to paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the above-referenced registration statement (post-effective amendment no. 6, filed on May 2, 2024). The text of the most recent amendment to the above-referenced registration statement has been filed electronically.

If you have any questions or comments, please contact the undersigned at (202) 220-8412 (ericsimanek@eversheds-sutherland.us) or Dodie Kent at (212) 389-5080 (dodiekent@eversheds-sutherland.us).

Sincerely,

/s/ Eric Simanek

Eric Simanek

cc:	Dodie Kent
Nancy Martinez Rivera
Jose C. Benitez Ulmer